Consolidated Income Statement (unaudited) - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Net sales		$ 2,577	$ 2,482	$ 5,028	$ 4,926
Other revenues		19	14	41	29
Net sales and other revenues		2,596	2,496	5,069	4,955
Cost of net sales		(1,196)	(1,108)	(2,267)	(2,171)
Cost of other revenues		(12)	(14)	(31)	(28)
Gross profit		1,388	1,374	2,771	2,756
Selling, general & administration		(870)	(837)	(1,683)	(1,639)
Research & development		(245)	(220)	(467)	(419)
Other income		5	5	154	11
Other expense		(31)	(4)	(60)	(23)
Operating income		247	318	715	686
Interest expense		(51)	(50)	(100)	(95)
Other financial income & expense		4	12	13	24
Share of (loss) from associated companies		(1)	0	(15)	0
Income before taxes		199	280	613	615
Taxes		(23)	(57)	(87)	(144)
Net income		176	223	526	471
Net income attributable to:
Shareholders of Alcon Inc.		176	223	526	471
Non-controlling interests		$ 0	$ 0	$ 0	$ 0
Earnings per share
Basic (in dollars per share)	[1]	$ 0.36	$ 0.45	$ 1.06	$ 0.95
Diluted (in dollars per share)	[1]	$ 0.35	$ 0.45	$ 1.06	$ 0.95
Weighted average number of shares outstanding
Basic (in shares)		495.2	494.5	495.2	494.1
Diluted (in shares)		497.9	497.0	497.9	496.7

[1]	Earnings per share is calculated on the amount of net income attributable to shareholders of Alcon Inc.